UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-0387

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Pemberwick Fund (the “Fund”) for the period of  April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://pemberwickfund.com/. You can also request this information by contacting us at 1-888-893-4491.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended March 31, 2026, the Fund generated a total investment return of 4.00% net of expenses compared to the Bloomberg U.S. Aggregate Bond Index return of 4.35% (which excludes expenses). Yields on the 2-Year Treasury were relatively flat for the year, resulting in the Fund’s net asset value (“NAV”) remaining flat, at $9.96 per share.
POSITIONING
The Fund continues to be invested primarily in investment grade floating rate bonds issued by financial institutions with assets greater than $250 billion (currently 55.3% of the Fund’s net assets). The Fund’s strategy is to purchase these floating rate bonds with shorter duration, not exceeding two years, picking up additional yield from the financial sector without taking any more risk in our opinion and tracking the Fed’s current interest rate position.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pemberwick Fund	4.00	3.24	2.47
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit Index	3.96	2.04	2.02
Visit https://pemberwickfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pemberwick Fund	PAGE 1	TSR-AR-56170L406

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$184,602,452
Number of Holdings	158
Net Advisory Fee Paid	$298,205
Portfolio Turnover Rate	50%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Sectors	(% of Net Assets)
Financials	55.3%
U.S. Treasury Bills	16.9%
Technology	2.2%
Health Care	2.2%
U.S Treasury Securities	2.0%
Consumer Discretionary	1.9%
Utilities	1.3%
Industrials	1.3%
Communications	1.2%
Collateralized Mortgage Obligations	1.0%
U.S. Government Agency Obligations	0.8%
Cash & Other	13.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	16.9%
First American Government Obligations Fund	12.1%
Royal Bank of Canada	5.1%
Bank of New York Mellon Corp.	4.2%
Citibank NA	3.8%
Capital One Financial Corp.	3.8%
New York Life Global Funding	3.4%
Bank of America Corp.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Canadian Imperial Bank of Commerce	3.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://pemberwickfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-893-4491, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pemberwick Fund	PAGE 2	TSR-AR-56170L406

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$19,000	$18,400
Audit-Related Fees	N/A	N/A
Tax Fees	$3,700	$3,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Pemberwick Fund:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant's investment adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	$3,700	$3,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Pemberwick Fund
Core Financial Statements
March 31, 2026

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 66.8%
Communications - 1.2%
Alphabet, Inc., 2.00%, 08/15/2026	$1,200,000	$1,191,655
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	1,000,000	993,280
		2,184,935
Consumer Discretionary - 1.9%
Amazon.com, Inc., 1.00%, 05/12/2026	1,200,000	1,195,782
American Honda Finance Corp., 1.30%, 09/09/2026	780,000	770,348
TJX Cos., Inc., 2.25%, 09/15/2026	400,000	396,930
Toyota Motor Credit Corp.
4.45%, 05/18/2026	905,000	905,396
1.13%, 06/18/2026	310,000	308,166
		3,576,622
Consumer Staples - 0.8%
Bunge Ltd. Finance Corp. 2.00%, 04/21/2026	610,000	609,133
3.25%, 08/15/2026	620,000	617,184
Target Corp., 2.50%, 04/15/2026	300,000	299,818
		1,526,135
Energy - 0.3%
Exxon Mobil Corp., 2.28%, 08/16/2026	500,000	496,573
Financials - 55.3%(a)
American Express Co.
4.33% (SOFR + 0.65%), 11/04/2026	2,383,000	2,387,226
3.30%, 05/03/2027	2,261,000	2,242,421
Bank of America Corp.
4.65% (SOFR + 0.97%), 07/22/2027	1,200,000	1,201,514
5.04% (SOFR + 1.35%), 09/15/2027	4,879,000	4,897,493
Bank of America NA, 4.70% (SOFR + 1.02%), 08/18/2026	3,400,000	3,406,638
Bank of New York Mellon, 4.39% (SOFR + 0.71%), 04/20/2027	2,000,000	2,000,527
Bank of New York Mellon Corp.
4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027	4,687,000	4,688,494
4.37% (SOFR + 0.68%), 06/09/2028	3,000,000	3,006,205
Canadian Imperial Bank of Commerce, 4.92% (SOFR + 1.22%), 10/02/2026	6,000,000	6,019,113
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027	2,400,000	2,433,171
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	4,648,000	4,571,650

	Par	Value
Chubb INA Holdings LLC, 3.35%, 05/03/2026	$910,000	$909,153
Citibank NA
4.39% (SOFR + 0.71%), 08/06/2026	4,000,000	4,004,298
4.40% (SOFR + 0.71%), 11/19/2027	3,000,000	3,000,756
Citigroup, Inc., 4.46% (SOFR + 0.77%), 06/09/2027	3,199,000	3,201,236
Goldman Sachs Bank USA, 4.43% (SOFR + 0.75%), 05/21/2027	1,330,000	1,330,310
Goldman Sachs Group, Inc., 4.60% (SOFR + 0.92%), 10/21/2027	400,000	400,907
HSBC Holdings PLC, 5.25% (SOFR + 1.57%), 08/14/2027	975,000	977,817
HSBC USA, Inc.
4.65% (SOFR + 0.96%), 03/04/2027	2,500,000	2,509,855
4.65%, 06/03/2028	2,000,000	2,012,796
Morgan Stanley
4.35%, 09/08/2026	3,400,000	3,400,713
4.69% (SOFR + 1.02%), 04/13/2028	2,000,000	2,007,479
Morgan Stanley Bank NA
4.85% (SOFR + 1.17%), 10/30/2026	2,500,000	2,510,919
4.36% (SOFR + 0.69%), 10/15/2027	1,000,000	999,273
4.76% (SOFR + 1.08%), 01/14/2028	900,000	904,016
National Bank of Canada, 5.60%, 12/18/2028	2,000,000	2,060,722
New York Life Global Funding
4.17% (SOFR + 0.48%), 06/09/2026(b)	4,000,000	4,001,182
5.45%, 09/18/2026(b)	2,275,000	2,288,713
PNC Financial Services Group, Inc., 3.15%, 05/19/2027	4,000,000	3,952,730
Prologis LP, 2.13%, 04/15/2027	300,000	294,240
Realty Income Corp., 4.13%, 10/15/2026	300,000	299,824
Royal Bank of Canada
4.14% (SOFR + 0.46%), 08/03/2026	2,000,000	2,000,994
4.27% (SOFR + 0.59%), 11/02/2026	2,200,000	2,201,358
4.63% (SOFR + 0.95%), 01/19/2027	3,000,000	3,012,383
4.39% (SOFR + 0.71%), 01/21/2027	1,123,000	1,127,135
4.40% (SOFR + 0.72%), 10/18/2027	1,140,000	1,140,216
State Street Bank & Trust Co., 4.14% (SOFR + 0.46%), 11/25/2026	3,161,000	3,162,571

The accompanying notes are an integral part of these financial statements.

1

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Sumitomo Mitsui Financial Group, Inc.
4.97% (SOFR + 1.30%), 07/13/2026	$1,400,000	$1,403,114
4.55% (SOFR + 0.88%), 01/14/2027	1,731,000	1,735,662
5.72%, 09/14/2028	2,000,000	2,056,437
4.11%, 01/15/2029	1,000,000	991,468
Wells Fargo & Co.
4.10%, 06/03/2026	3,400,000	3,399,626
4.46% (SOFR + 0.78%), 01/24/2028	1,600,000	1,599,745
Welltower OP LLC, 4.25%, 04/01/2026	300,000	300,000
		102,052,100
Health Care - 2.2%
AbbVie, Inc., 3.20%, 05/14/2026	1,220,000	1,218,799
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	300,000	299,397
McKesson Corp., 1.30%, 08/15/2026	1,000,000	989,946
Pfizer, Inc., 2.75%, 06/03/2026	900,000	897,810
UnitedHealth Group, Inc., 1.15%, 05/15/2026	620,000	617,680
		4,023,632
Industrials - 1.3%
General Dynamics Corp., 2.13%, 08/15/2026	900,000	893,841
John Deere Capital Corp., 4.75%, 06/08/2026	600,000	600,690
Republic Services, Inc., 2.90%, 07/01/2026	920,000	917,228
		2,411,759
Materials - 0.3%
EIDP, Inc., 4.50%, 05/15/2026	600,000	599,917
Technology - 2.2%
Apple, Inc., 2.45%, 08/04/2026	1,240,000	1,234,156
Microsoft Corp., 2.40%, 08/08/2026	700,000	696,252
NVIDIA Corp., 3.20%, 09/16/2026	925,000	922,355
VMware LLC, 1.40%, 08/15/2026	1,200,000	1,187,510
		4,040,273
Utilities - 1.3%
Georgia Power Co., 3.25%, 04/01/2026	300,000	300,000
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	620,000	616,084
Public Service Electric and Gas Co., 2.25%, 09/15/2026	620,000	615,355
Southern California Edison Co., 4.40%, 09/06/2026	900,000	899,899
		2,431,338
TOTAL CORPORATE BONDS (Cost $123,349,415)		123,343,284

	Par	Value
U.S. TREASURY SECURITIES - 2.0%
United States Treasury Note/Bond
0.75%, 04/30/2026	$1,000,000	$997,641
0.75%, 05/31/2026	1,000,000	994,992
1.38%, 08/31/2026	1,700,000	1,683,636
TOTAL U.S. TREASURY SECURITIES (Cost $3,677,086)		3,676,269
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	35,343	35,894
Series 2097, Class PZ, 6.00%, 11/15/2028	22,326	22,659
Series 2526, Class FI, 4.79% (30 day avg SOFR US + 1.11%), 02/15/2032	9,856	9,956
Series 2682, Class LD, 4.50%, 10/15/2033	11,801	11,837
Series 2759, Class TC, 4.50%, 03/15/2034	70,843	69,988
Series 2933, Class HD, 5.50%, 02/15/2035	1,073	1,096
Series 3786, Class NA, 4.50%, 07/15/2040	4,975	4,984
Series 3970, Class HB, 3.00%, 12/15/2026	10,420	10,379
Series 4002, Class LB, 2.00%, 09/15/2041	25,896	25,089
Series 4020, Class PA, 2.75%, 03/15/2027	438	436
Series 4171, Class NG, 2.00%, 06/15/2042	50,714	46,900
Series 4203, Class DM, 3.00%, 04/15/2033	16,610	16,332
Series 4309, Class JD, 2.00%, 10/15/2043	7,255	6,813
Series 4311, Class TD, 2.50%, 02/15/2029	8,340	8,282
Series 4363, Class EJ, 4.00%, 05/15/2033	13,182	13,155
Series 4472, Class MA, 3.00%, 05/15/2045	211,155	200,088
Series 4716, Class PA, 3.00%, 07/15/2044	19,945	19,761
Series 4949, Class PM, 2.50%, 02/25/2050	124,336	107,343
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	30,263	31,196
Series 2003-127, Class EG, 6.00%, 12/25/2033	36,721	37,826
Series 2005-48, Class AU, 5.50%, 06/25/2035	11,991	12,159
Series 2005-64, Class PL, 5.50%, 07/25/2035	3,116	3,183

The accompanying notes are an integral part of these financial statements.

2

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2005-68, Class PG, 5.50%, 08/25/2035	$3,499	$3,569
Series 2005-83, Class LA, 5.50%, 10/25/2035	1,507	1,543
Series 2007-27, Class MQ, 5.50%, 04/25/2027	185	185
Series 2010-123, Class BP, 4.50%, 11/25/2040	40,020	40,075
Series 2011-110, Class CY, 3.50%, 11/25/2026	8,336	8,285
Series 2011-146, Class LX, 3.50%, 10/25/2040	16,234	16,183
Series 2012-102, Class HA, 2.00%, 02/25/2042	31,144	29,511
Series 2012-139, Class JA, 3.50%, 12/25/2042	123,006	116,761
Series 2012-148, Class BQ, 1.25%, 01/25/2028	5,079	5,014
Series 2012-38, Class PA, 2.00%, 09/25/2041	12,053	11,482
Series 2012-66, Class HE, 1.50%, 06/25/2027	212	210
Series 2012-90, Class DA, 1.50%, 03/25/2042	15,457	14,337
Series 2013-124, Class BD, 2.50%, 12/25/2028	80	80
Series 2013-14, Class QD, 1.50%, 03/25/2043	21,926	18,964
Series 2013-18, Class PA, 2.00%, 11/25/2041	40,412	38,835
Series 2013-6, Class LD, 2.00%, 02/25/2043	23,998	21,336
Series 2013-72, Class HG, 3.00%, 04/25/2033	48,517	47,602
Series 2014-8, Class DA, 4.00%, 03/25/2029	55	55
Series 2016-105, Class PA, 3.50%, 04/25/2045	95,432	93,420
Series 2016-60, Class Q, 1.75%, 09/25/2046	40,998	37,903
Series 2016-8, Class PC, 2.50%, 10/25/2044	100,854	96,964
Series 2017-77, Class BA, 2.00%, 10/25/2047	40,694	37,354
Series 2019-33, Class N, 3.00%, 03/25/2048	240,493	228,113
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	16,793	16,879
Series 2010-112, Class NG, 2.25%, 09/16/2040	34,938	32,488
Series 2012-106, Class MA, 2.00%, 11/20/2041	45,138	42,463
Series 2012-48, Class MA, 2.50%, 04/16/2042	30,421	28,285

	Par	Value
Series 2013-56, Class AP, 2.00%, 11/16/2041	$43,115	$40,328
Series 2013-64, Class LP, 1.50%, 08/20/2041	59,693	56,049
Series 2013-88, Class WA, 4.90%, 06/20/2030(c)	18	18
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,861,677)		1,779,647
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,118	1,120
Pool C91281, 4.50%, 12/01/2029	2,862	2,877
Pool C91295, 4.50%, 04/01/2030	1,599	1,603
Pool J15974, 4.00%, 06/01/2026	45	44
Pool J17508, 3.00%, 12/01/2026	2,171	2,162
Pool ZT1361, 3.00%, 05/01/2047	164,911	149,333
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	5,971	5,876
Federal National Mortgage Association
Pool 257204, 5.50%, 05/01/2028	1,142	1,151
Pool AC3237, 5.00%, 10/01/2039	13,536	13,687
Pool AD0249, 5.50%, 04/01/2037	5,025	5,124
Pool BL5531, 2.33%, 01/01/2027	586,526	578,775
Pool BP3785, 2.00%, 03/01/2036	236,751	218,131
Pool BP6567, 3.00%, 08/01/2040	113,791	105,822
Pool FM2014, 3.00%, 11/01/2049	173,414	155,675
Pool FM5719, 3.00%, 06/01/2046	244,722	222,038
Pool MA0142, 4.00%, 08/01/2029	1,692	1,683
Pool MA0919, 3.50%, 12/01/2031	107,565	105,616
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,686,273)		1,570,717
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 16.9%
3.77%, 04/02/2026(d)	2,600,000	2,599,738
3.76%, 04/30/2026(d)	2,000,000	1,994,160
3.76%, 05/14/2026(d)	3,200,000	3,186,117
3.71%, 05/28/2026(d)	800,000	795,399
3.53%, 06/18/2026(d)	2,920,000	2,897,279
3.54%, 07/09/2026(d)	1,900,000	1,881,190
3.57%, 07/16/2026(d)	2,700,000	2,671,552
3.59%, 07/23/2026(d)	2,800,000	2,768,477
3.59%, 07/30/2026(d)	4,000,000	3,952,117
3.56%, 08/06/2026(d)	3,400,000	3,357,081
3.58%, 09/03/2026(d)	2,400,000	2,363,006
3.62%, 09/10/2026(d)	1,400,000	1,377,427
3.68%, 09/17/2026(d)	1,400,000	1,376,417
TOTAL U.S. TREASURY BILLS (Cost $31,224,283)		31,219,960

The accompanying notes are an integral part of these financial statements.

3

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 12.1%
First American Government Obligations Fund - Class X, 3.58%(e)	22,247,878	$22,247,878
TOTAL MONEY MARKET FUNDS (Cost $22,247,878)		22,247,878
TOTAL INVESTMENTS - 99.6% (Cost $184,046,612)		$183,837,755
Other Assets in Excess of Liabilities - 0.4%		764,697
TOTAL NET ASSETS - 100.0%		$184,602,452

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $6,289,895 or 3.4% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

Pemberwick Fund
Statement of Assets and Liabilities
March 31, 2026

ASSETS:
Investments, at value	$183,837,755
Interest receivable	1,020,512
Dividends receivable	56,045
Prepaid expenses and other assets	4,023
Total assets	184,918,335
LIABILITIES:
Payable for fund administration and accounting fees	131,919
Distributions payable	88,630
Payable for transfer agent fees and expenses	32,710
Payable to Advisor	23,221
Payable for compliance fees	7,909
Payable for custodian fees	3,676
Payable for expenses and other liabilities	27,818
Total liabilities	315,883
NET ASSETS	$ 184,602,452
Net Assets Consists of:
Capital stock	$186,823,887
Total accumulated losses	(2,221,435)
Total net assets	$ 184,602,452
Net assets	$184,602,452
Shares issued and outstanding(a)	18,529,516
Net asset value per share, offering and redemption price	$9.96
Cost
Investments, at cost	$184,046,612

(a)	Unlimited shares authorized with par value of $0.01 per share.
The accompanying notes are an integral part of these financial statements.

5

Pemberwick Fund
Statement of Operations
For the Year Ended March 31, 2026

INVESTMENT INCOME:
Dividend income	$1,171,783
Interest income	7,434,488
Total investment income	8,606,271
EXPENSES:
Investment advisory fee (Note 4)	497,008
Fund administration and accounting fees (Note 4)	259,664
Transfer agent fees	69,651
Legal fees	31,501
Trustees’ fees	31,477
Audit fees	24,074
Custodian fees	19,175
Compliance fees	15,877
Federal and state registration fees	10,308
Reports to shareholders	6,747
Other expenses and fees	13,988
Total expenses	979,470
Voluntary expense waiver from advisor (Note 4)	(198,803)
Net expenses	780,667
NET INVESTMENT INCOME	7,825,604
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	47,026
Net realized gain	47,026
Net change in unrealized appreciation on:
Investments	30,700
Net change in unrealized appreciation	30,700
Net realized and unrealized gain	77,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,903,330

The accompanying notes are an integral part of these financial statements.

6

Pemberwick Fund
Statements of Changes in Net Assets

	Year Ended March 31,
	2026	2025
OPERATIONS:
Net investment income	$7,825,604	$10,711,785
Net realized gain	47,026	114,187
Net change in unrealized appreciation	30,700	462,291
Net increase in net assets from operations	7,903,330	11,288,263
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,832,148)	(10,721,758)
Total distributions to shareholders	(7,832,148)	(10,721,758)
CAPITAL TRANSACTIONS:
Shares sold	83,885,048	89,836,289
Shares issued from reinvestment of distributions	7,851,025	10,761,423
Shares redeemed	(119,848,787)	(128,254,605)
Net decrease in net assets from capital transactions	(28,112,714)	(27,656,893)
NET decrease IN NET ASSETS	(28,041,532)	(27,090,388)
NET ASSETS:
Beginning of the year	212,643,984	239,734,372
End of the year	$184,602,452	$212,643,984
SHARES TRANSACTIONS
Shares sold	8,409,663	9,028,114
Shares issued from reinvestment of distributions	787,506	1,081,684
Shares redeemed	(12,015,580)	(12,889,122)
Total decrease in shares outstanding	(2,818,411)	(2,779,324)

The accompanying notes are an integral part of these financial statements.

7

Pemberwick Fund
Financial Highlights
For a share outstanding throughout each year

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.96	$9.94	$9.86	$9.93	$10.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.47	0.50	0.27	0.04
Net realized and unrealized gain (loss) on investments	—	0.10	0.16	0.00(c)	(0.11)
Total from investment operations	0.39	0.57	0.66	0.27	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.55)	(0.58)	(0.34)	(0.05)
Total distributions	(0.39)	(0.55)	(0.58)	(0.34)	(0.05)
Net asset value, end of year	$9.96	$9.96	$9.94	$9.86	$9.93
TOTAL return(b)	4.00%	5.03%	5.97%	2.08%	(0.73)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$184,602	$212,644	$239,734	$284,713	$293,295
Ratio of expenses to average net assets:
Before expense reimbursement	0.49%	0.47%	0.45%	0.43%	0.42%
After expense reimbursement(d)	0.39%	0.37%	0.35%	0.33%	0.32%
Ratio of net investment income to average net assets	3.94%	4.74%	5.01%	2.75%	0.45%
Portfolio turnover rate	50%	54%	50%	55%	43%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions if any.

(c)	Amount represents less than $0.005 per share.
(d)	During the period, certain fees were voluntarily waived in the amount of 0.10%. (See Note 4).
The accompanying notes are an integral part of these financial statements.

8

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026
NOTE 1 – ORGANIZATION
The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended March 31, 2026, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

9

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of March 31, 2026 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional adjustments or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at the mean between the bid and asked prices on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer

10

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$123,343,284	$—	$123,343,284
U.S. Treasury Obligations	—	3,676,269	—	3,676,269
Collateralized Mortgage Obligations	—	1,779,647	—	1,779,647
U.S. Government Agency Obligations	—	1,570,717	—	1,570,717
U.S. Treasury Bills	—	31,219,960	—	31,219,960
Money Market Funds	22,247,878	—	—	22,247,878
Total Investments in Securities	$22,247,878	$161,589,877	$—	$183,837,755

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended March 31, 2026, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the fiscal year ended March 31, 2026, the Fund incurred $497,008 in advisory fees. Advisory fees payable at March 31, 2026 for the Fund were $23,221. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund. The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the fiscal year ended March 31, 2026, the Advisor voluntarily waived fees in the amount of $198,803. The fees waived by the Advisor are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an

11

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
affiliate of Fund Services, serves as the Fund’s custodian. For the fiscal year ended March 31, 2026, the Fund incurred the following expenses for fund administration and accounting, transfer agent, compliance, and custodian fees:

Fund Administration and Accounting	$259,664
Custodian	$19,175
Transfer Agent	$69,651
Compliance	$15,877

At March 31, 2026, the Fund had payables due to Fund Services for fund administration and accounting, transfer agent, and compliance fees, and to U.S. Bank N.A. for custodian fees in the following amounts:

Fund Administration and Accounting	$131,919
Custodian	$3,676
Transfer Agent	$32,710
Compliance	$7,909

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the year ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:
Purchases

U.S. Government Obligations	$—
Other	$64,082,264

Sales

U.S. Government Obligations	$10,120,000
Other	$87,243,350

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$184,046,612
Gross unrealized appreciation	108,595
Gross unrealized depreciation	(317,452)
Net unrealized depreciation	(208,857)
Undistributed ordinary income	89,315
Undistributed long-term capital gain	—
Total distributable earnings	89,315
Capital loss carry-forwards	(2,013,263)
Other accumulated gains/(losses)	(88,630)
Total accumulated earnings/(losses)	$(2,221,435)

As of March 31, 2026, the Fund had short-term capital losses in the amount of $755,418 and long-term capital losses in the amount of $1,257,845, with no expiration to offset future capital gains. During the year ended March 31, 2026, the Fund utilized short-term and long-term capital loss carryover in the amounts of $1,210 and $39,060, respectively, to reduce taxable income.

12

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The tax character of distributions paid during the year ended March 31, 2026, and the year ended March 31, 2025 was as follows:

	Year Ended March 31,
	2026	2025
Ordinary Income	$7,832,148	$10,721,758

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2026.
NOTE 7 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As of March 31, 2026, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.
NOTE 9 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Pemberwick’s CEO. Pemberwick’s CEO serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 10 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

13

Pemberwick Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of Pemberwick Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pemberwick Fund (the “Fund”), a series of Manager Directed Portfolios, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended March 31, 2022 were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 28, 2026

14

Pemberwick Fund
NOTICE TO SHAREHOLDERS
March 31, 2026
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pemberwick Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, was as follows:

Pemberwick Fund	0.00%

15

Pemberwick Fund
Approval of the Investment Advisory Agreement and Investment
Sub-Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025 to consider the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Pemberwick Fund (the “Fund”), a series of the Trust, and the Fund’s investment advisor, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Pemberwick and J.P. Morgan Investment Management Inc. (“JPMIM” or the “Sub-Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 23, 2025 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Pemberwick’s Form ADV and JPMIM’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Pemberwick and JPMIM, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Pemberwick to JPMIM and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Pemberwick earlier in the year to discuss the Fund’s investment strategy, the Fund’s performance, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Pemberwick and JPMIM, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by Pemberwick in the management of the Fund, including portfolio management, research, trading, compliance monitoring, investment strategy oversight, allocation of assets to JPMIM and oversight of JPMIM as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by JPMIM, including portfolio management, research and trading for a portion of the Fund. The Trustees considered the qualifications and experience of personnel at Pemberwick and JPMIM who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with Pemberwick and JPMIM providing investment advisory and sub-advisory services to the Fund, respectively. The Trustees considered the information provided by Pemberwick and JPMIM in response to the due diligence questionnaire and as part of the presentation by the Advisor earlier in the year.
The Trustees concluded that the nature, extent and quality of services provided to the Fund by Pemberwick and JPMIM were appropriate and that the Fund was likely to continue to benefit from the services provided by Pemberwick and JPMIM under the Advisory Agreement and Sub-Advisory Agreement, respectively.

16

Pemberwick Fund
Approval of the Investment Advisory Agreement and Investment
Sub-Advisory Agreement(Continued)
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year, five-year, ten-year and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds selected, prepared and presented by FUSE Research Network, an independent third-party analytics firm, and (3) a performance universe of other short-term bond funds with similar pricing features.
The Board noted the Fund underperformed the benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, for the one-year period, referring to Pemberwick’s commentary in this regard, and outperformed its benchmark for all other periods. The Board noted that the Fund underperformed the median of the FUSE peer group and the universe for the one-year period and performed in line with the median for most other periods. The Board also considered the performance of the sleeve of the Fund managed by JPMIM and noted that the performance of the sleeve was generally in line with or slightly below the benchmark’s performance.
The Board noted that Pemberwick does not manage any accounts other than the Fund. The Trustees reviewed the performance of the sleeve of the Fund managed by JPMIM relative to JPMIM’s composite of separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor given the Fund’s different maturity, sector and credit quality restrictions.
The Trustees concluded that the Fund’s performance was satisfactory and the Fund and its shareholders were likely to benefit from Pemberwick’s and JPMIM’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of funds in the FUSE peer group. The Trustees also considered Pemberwick’s commentary regarding the Fund’s advisory fee rate and subadvisory fee. The Trustees noted that the Fund’s contractual advisory fee of 0.25% was lower than the peer group median. The Trustees noted that Pemberwick voluntarily waives 0.10% of its advisory fee and considered that the Fund’s net advisory fee was also below the peer group median. The Trustees noted that the total net expense ratio for the Fund, after voluntary waivers, was lower than the peer group median and universe median. The Trustees noted that Pemberwick does not manage any comparable accounts.
The Trustees concluded that the Fund’s expenses and the advisory fee paid to Pemberwick were fair and reasonable in light of the comparative expense and advisory fee information and the quality of the services provided to the Fund by Pemberwick.
The Trustees then considered the sub-advisory fee paid to JPMIM by Pemberwick for the services provided as the Fund’s sub-advisor. The Trustees concluded that the sub-advisory fee paid to JPMIM by Pemberwick was reasonable.
4. Costs of Services Provided and Profits Realized by the Advisor and Sub-Advisor
The Trustees considered Pemberwick’s and JPMIM’s financial statements and a profitability analysis prepared by Pemberwick based on the fees payable under the Advisory Agreement. The Trustees noted that Pemberwick seeks to achieve break even in operating the Fund and concluded that Pemberwick’s level of profitability from its relationship with the Fund was reasonable. The Trustees did not consider JPMIM’s profitability from its relationship with the Fund to be a material factor because the sub-advisory fee is paid by Pemberwick.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its peer group and universe and considered potential economies of scale. The Trustees noted that the Fund’s advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at a low level and that Pemberwick has historically voluntarily waived a portion of its advisory fee. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level.
Because the sub-advisory fees payable to JPMIM is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

17

Pemberwick Fund
Approval of the Investment Advisory Agreement and Investment
Sub-Advisory Agreement(Continued)
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Pemberwick and JPMIM from their association with the Fund to be material factors.
Conclusion
In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

18

PEMBERWICK FUND
ADDITIONAL INFORMATION
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

19

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	May 29, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	May 29, 2026

* Print the name and title of each signing officer under his or her signature.